Exhibit 99.4 Schedule 1

  ATR QM Data Fields

Loans in Report: 12

Client Loan Number	Alt Loan Number	Loan Level ATR/QM Status	Application Date Prior to 1/10/2014	TRID Indicator
1052663073	XXXXXXXXXX	Not covered/exempt	No	No
1052766140	XXXXXXXXXX	Not covered/exempt	No	No
1052774696	XXXXXXXXXX	Not covered/exempt	No	No
1052791323	XXXXXXXXXX	Not covered/exempt	No	No
1052708320	XXXXXXXXXX	Not covered/exempt	No	No
1052766505	XXXXXXXXXX	Not covered/exempt	No	No
1052766557	XXXXXXXXXX	Not covered/exempt	No	No
1052789587	XXXXXXXXXX	Not covered/exempt	No	No
1052714969	XXXXXXXXXX	Not covered/exempt	No	No
1052730676	XXXXXXXXXX	Not covered/exempt	No	No
1052734739	XXXXXXXXXX	Not covered/exempt	No	No
1052763530	XXXXXXXXXX	Not covered/exempt	No	No
12